Computation of Basic and Diluted Earnings per Common Share (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Net income (loss):
Net income (loss) attributable to MHFG shareholders	¥ 412,669		¥ 999,689		¥ (1,058,447)
Less: Net income (loss) attributable to preferred shareholders	9,438		11,086		19,340
Net income (loss) attributable to common shareholders	403,231		988,603		(1,077,787)
Effect of dilutive securities:
Convertible preferred stock	8,337		9,986			[1]
Stock compensation-type stock options	(19)		(25)
Net income (loss) attributable to common shareholders after assumed conversions	¥ 411,549		¥ 998,564		¥ (1,077,787)
Shares:
Weighted average common shares outstanding	19,722,818		14,013,058		11,231,269
Effect of dilutive securities:
Convertible preferred stock	1,682,139	[2]	2,181,091	[2]		[1]
Stock compensation-type stock options	10,152		6,663
Weighted average common shares after assumed conversions	21,415,109		16,200,812		11,231,269
Amounts per common share:
Basic net income (loss) per common share	¥ 20.44		¥ 70.55		¥ (95.96)
Diluted net income (loss) per common share	¥ 19.22		¥ 61.64		¥ (95.96)

[1]	For the fiscal year ended March 31, 2009, the computation of diluted earnings per common share did not assume conversion of convertible preferred stock, as the effect of such conversion would be anti-dilutive due to the net loss.
[2]	For the fiscal years ended March 31, 2010 and 2011, the number of the dilutive common shares is based on the applicable conversion prices.